UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 06203)

Exact name of registrant as specified in charter: Putnam Discovery Growth Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: December 31, 2008

Date of reporting period: September 30, 2008

Item 1. Schedule of Investments:

Putnam Discovery Growth Fund
The fund's portfolio
9/30/08 (Unaudited)

COMMON STOCKS (94.4%)(a)
	Shares	Value

Advertising and Marketing Services (0.2%)
Omnicom Group, Inc. (S)	25,200	$971,712

Aerospace and Defense (1.5%)
Boeing Co. (The)	24,300	1,393,605
L-3 Communications Holdings, Inc.	12,400	1,219,168
Lockheed Martin Corp.	23,300	2,555,311
United Technologies Corp.	33,000	1,981,980
		7,150,064

Airlines (0.5%)
Hawaiian Holdings, Inc. (NON) (S)	271,600	2,520,448

Automotive (0.4%)
Copart, Inc. (NON)	53,700	2,040,600

Banking (1.0%)
Bank of America Corp.	17,500	612,500
Barclays PLC ADR (United Kingdom)	24,300	600,210
Capitol Federal Financial	39,162	1,736,051
Northern Trust Corp. (S)	3,100	223,820
Toronto-Dominion Bank (The) (Canada)	15,400	939,246
U.S. Bancorp	19,600	705,992
		4,817,819

Beverage (0.7%)
Coca-Cola Co. (The)	25,900	1,369,592
Pepsi Bottling Group, Inc. (The)	21,100	615,487
PepsiCo, Inc.	20,100	1,432,527
		3,417,606

Biotechnology (2.8%)
Amgen, Inc. (NON)	20,900	1,238,743
Applied Biosystems, Inc.	4,500	154,125
Genzyme Corp. (NON)	19,100	1,544,999
Illumina, Inc. (NON) (S)	35,800	1,450,974
Invitrogen Corp. (NON)	4,800	181,440
Martek Biosciences Corp. (NON) (S)	140,800	4,423,936
Medicines Co. (NON) (S)	178,500	4,144,770
		13,138,987

Building Materials (0.2%)
Apogee Enterprises, Inc.	61,700	927,351

Cable Television (0.3%)
DirecTV Group, Inc. (The) (NON) (S)	51,600	1,350,372

Chemicals (2.3%)
Agrium, Inc. (Canada)	16,100	902,888
Airgas, Inc.	43,600	2,164,740
Celanese Corp. Ser. A	9,700	270,727
CF Industries Holdings, Inc.	14,300	1,307,878
FMC Corp.	41,000	2,106,990
Monsanto Co.	22,400	2,217,152
Mosaic Co. (The)	3,100	210,862
Potash Corp. of Saskatchewan (Canada)	7,000	924,070
Terra Industries, Inc. (S)	34,200	1,005,480
		11,110,787

Coal (0.6%)
Massey Energy Co.	77,000	2,746,590
Patriot Coal Corp. (NON)	5,491	159,514
		2,906,104

Commercial and Consumer Services (3.4%)
Alliance Data Systems Corp. (NON) (S)	46,100	2,921,818
Brink's Co. (The)	36,300	2,215,026
Dun & Bradstreet Corp. (The)	7,644	721,288
Equifax, Inc.	13,500	465,075
Forrester Research, Inc. (NON)	60,000	1,759,200
Gartner, Inc. (NON)	107,200	2,431,296
H&R Block, Inc. (S)	158,700	3,578,685
Priceline.com, Inc. (NON)	4,500	307,935
Watson Wyatt Worldwide, Inc. Class A	38,800	1,929,524
		16,329,847

Communications Equipment (1.1%)
Cisco Systems, Inc. (NON)	128,740	2,904,374
Corning, Inc. (S)	22,100	345,644

F5 Networks, Inc. (NON)	91,000	2,127,580
		5,377,598

Computers (3.2%)
ANSYS, Inc. (NON) (S)	25,235	955,649
Apple Computer, Inc. (NON)	22,100	2,511,886
Electronics for Imaging, Inc. (NON)	67,700	943,061
EMC Corp. (NON)	103,900	1,242,644
Hewlett-Packard Co.	73,800	3,412,512
IBM Corp.	29,000	3,391,840
NetApp, Inc. (NON)	18,900	344,547
Solera Holdings, Inc. (NON)	83,771	2,405,903
		15,208,042

Conglomerates (1.3%)
General Electric Co.	103,400	2,636,700
Honeywell International, Inc.	17,000	706,350
SPX Corp.	12,000	924,000
Walter Industries, Inc.	37,090	1,759,921
		6,026,971

Consumer Finance (0.7%)
Capital One Financial Corp.	7,600	387,600
World Acceptance Corp. (NON)	76,000	2,736,000
		3,123,600

Consumer Goods (2.4%)
Church & Dwight Co., Inc.	62,700	3,893,043
Clorox Co.	10,200	639,438
Colgate-Palmolive Co.	8,400	632,940
Elizabeth Arden, Inc. (NON)	85,400	1,676,402
Procter & Gamble Co. (The)	67,100	4,676,199
		11,518,022

Consumer Services (0.7%)
Netflix, Inc. (NON) (S)	5,000	154,400
TrueBlue, Inc. (NON)	186,100	3,007,376
		3,161,776

Containers (--%)
Owens-Illinois, Inc. (NON)	7,300	214,620

Distribution (0.8%)
Spartan Stores, Inc.	162,000	4,030,560

Electric Utilities (0.3%)
Edison International	20,800	829,920
FirstEnergy Corp.	5,100	341,649
Public Service Enterprise Group, Inc.	10,600	347,574
		1,519,143

Electrical Equipment (0.3%)
Emerson Electric Co.	10,400	424,216
Insteel Industries, Inc.	87,100	1,183,689
		1,607,905

Electronics (2.8%)
Altera Corp. (S)	119,200	2,465,056
Amphenol Corp. Class A (S)	41,800	1,677,852
Badger Meter, Inc. (S)	37,500	1,760,625
Intel Corp.	106,500	1,994,745
Itron, Inc. (NON) (S)	22,700	2,009,631
MEMC Electronic Materials, Inc. (NON)	11,500	324,990
National Semiconductor Corp.	25,900	445,739
Texas Instruments, Inc. (S)	57,600	1,238,400
Xilinx, Inc. (S)	51,500	1,207,675
		13,124,713

Energy (Oil Field) (2.3%)
Basic Energy Services, Inc. (NON)	66,200	1,410,060
Cameron International Corp. (NON) (S)	48,100	1,853,774
Dresser-Rand Group, Inc. (NON)	5,600	176,232
FMC Technologies, Inc. (NON)	11,400	530,670
Halliburton Co.	46,200	1,496,418
Key Energy Services, Inc. (NON) (S)	93,100	1,079,960
National-Oilwell Varco, Inc. (NON)	20,717	1,040,615
Noble Corp.	6,400	280,960
Schlumberger, Ltd.	9,800	765,282
Smith International, Inc. (S)	24,400	1,430,816
Transocean, Inc. (NON)	6,500	713,960
		10,778,747

Energy (Other) (0.7%)
Covanta Holding Corp. (NON)	103,200	2,470,608
First Solar, Inc. (NON)	1,300	245,583
Optisolar, Inc. (acquired 7/30/08, cost $617,098)

(Private) (RES) (NON) (F)	99,532	617,098
		3,333,289

Engineering & Construction (1.1%)
EMCOR Group, Inc. (NON)	48,600	1,279,152
Fluor Corp.	39,400	2,194,580
Quanta Services, Inc. (NON)	65,600	1,771,856
		5,245,588

Entertainment (0.2%)
Town Sports International Holdings, Inc. (NON)	127,900	780,190

Financial (0.6%)
Assurant, Inc.	18,700	1,028,500
Citigroup, Inc.	31,800	652,218
JPMorgan Chase & Co.	14,000	653,800
Nasdaq OMX Group, Inc. (The) (NON)	17,200	525,804
		2,860,322

Food (1.2%)
Bunge, Ltd. (S)	4,900	309,582
Cal-Maine Foods, Inc. (S)	22,500	617,400
Corn Products International, Inc.	4,400	142,032
Dean Foods Co. (NON)	10,400	242,944
H.J. Heinz Co. (S)	54,700	2,733,359
M&F Worldwide Corp. (NON) (S)	35,900	1,436,000
		5,481,317

Forest Products and Packaging (1.0%)
Plum Creek Timber Company, Inc. (R) (S)	98,600	4,916,196

Gaming & Lottery (--%)
International Game Technology	6,600	113,388

Health Care Services (3.7%)
Aetna, Inc.	8,200	296,102
Amedisys, Inc. (NON) (S)	41,200	2,005,204
Charles River Laboratories International, Inc. (NON)	72,700	4,037,031
Express Scripts, Inc. (NON) (S)	53,900	3,978,898
Genoptix, Inc. (NON)	47,800	1,561,626
Humana, Inc. (NON)	6,600	271,920
Medco Health Solutions, Inc. (NON)	7,600	342,000
Omnicare, Inc. (S)	70,500	2,028,285
Psychiatric Solutions, Inc. (NON) (S)	24,900	944,955
Vivus, Inc. (NON) (S)	201,400	1,599,116
WellPoint, Inc. (NON)	10,700	500,439
		17,565,576

Insurance (0.8%)
AFLAC, Inc.	11,900	699,125
AON Corp.	43,800	1,969,248
FPIC Insurance Group, Inc. (NON)	20,700	1,063,773
		3,732,146

Investment Banking/Brokerage (1.6%)
Blackstone Group LP (The)	55,200	846,768
Federated Investors, Inc.	15,200	438,520
Goldman Sachs Group, Inc. (The)	16,350	2,092,800
Invesco, Ltd.	9,300	195,114
Janus Capital Group, Inc. (S)	35,900	871,652
LaBranche & Company, Inc. (NON) (S)	348,300	1,567,350
Raymond James Financial, Inc.	15,800	521,084
State Street Corp.	18,000	1,023,840
T. Rowe Price Group, Inc.	2,600	139,646
		7,696,774

Machinery (1.1%)
AGCO Corp. (NON) (SEG)	13,600	579,496
Caterpillar, Inc.	27,300	1,627,080
Cummins, Inc. (S)	9,600	419,712
Deere (John) & Co.	15,000	742,500
Joy Global, Inc.	44,000	1,986,160
		5,354,948

Manufacturing (2.5%)
Flowserve Corp.	14,100	1,251,657
Knoll, Inc.	139,700	2,112,264
Matthews International Corp. (S)	104,611	5,307,962
Teleflex, Inc.	47,600	3,022,124
		11,694,007

Media (0.9%)
Interpublic Group of Companies, Inc. (The) (NON) (S)	183,200	1,419,800
Time Warner, Inc.	35,600	466,716
Walt Disney Co. (The)	36,550	1,121,720
Warner Music Group Corp. (S)	184,396	1,401,410

		4,409,646

Medical Technology (9.6%)
American Medical Systems Holdings, Inc. (NON)	230,600	4,095,456
Baxter International, Inc.	17,700	1,161,651
Beckman Coulter, Inc.	24,100	1,710,859
Becton, Dickinson and Co. (S)	22,300	1,789,798
C.R. Bard, Inc.	33,800	3,206,606
Cynosure, Inc. Class A (NON) (S)	85,000	1,524,900
Datascope Corp. (S)	61,500	3,175,245
Edwards Lifesciences Corp. (NON) (S)	23,100	1,334,256
Haemonetics Corp. (NON)	38,100	2,351,532
Hospira, Inc. (NON)	30,200	1,153,640
Intuitive Surgical, Inc. (NON)	1,700	409,666
Luminex Corp. (NON) (S)	136,300	3,408,863
Masimo Corp. (NON) (S)	59,300	2,205,960
Medtronic, Inc.	35,600	1,783,560
Mettler-Toledo International, Inc. (NON)	2,200	215,600
PerkinElmer, Inc. (S)	64,300	1,605,571
St. Jude Medical, Inc. (NON)	23,300	1,013,317
Steris Corp.	47,900	1,800,082
Techne Corp. (NON)	23,600	1,702,032
Varian Medical Systems, Inc. (NON)	38,300	2,188,079
Waters Corp. (NON)	2,700	157,086
West Pharmaceutical Services, Inc. (S)	102,800	5,018,696
Zimmer Holdings, Inc. (NON)	5,500	355,080
Zoll Medical Corp. (NON)	65,600	2,146,432
		45,513,967

Metals (1.7%)
AK Steel Holding Corp. (S)	26,900	697,248
Cleveland-Cliffs, Inc.	23,200	1,228,208
Freeport-McMoRan Copper & Gold, Inc. Class B (S)	34,500	1,961,325
Goldcorp, Inc. (Toronto Exchange) (Canada)	81,700	2,584,171
Nucor Corp.	5,000	197,500
Southern Copper Corp. (S)	7,500	143,100
Steel Dynamics, Inc. (S)	70,500	1,204,845
United States Steel Corp.	3,100	240,591
		8,256,988

Natural Gas Utilities (0.1%)
Energen Corp.	9,500	430,160

Office Equipment & Supplies (0.4%)
HNI Corp. (S)	76,284	1,933,037

Oil & Gas (9.5%)
Chevron Corp.	18,700	1,542,376
Comstock Resources, Inc. (NON) (S)	65,041	3,255,302
ConocoPhillips	29,000	2,124,250
Contango Oil & Gas Co. (NON) (S)	24,857	1,341,781
Devon Energy Corp.	17,200	1,568,640
Encore Acquisition Co. (NON)	22,482	939,298
EXCO Resources, Inc. (NON)	56,000	913,920
Exxon Mobil Corp.	91,000	7,067,060
Helmerich & Payne, Inc.	40,500	1,749,195
Hess Corp.	13,600	1,116,288
Marathon Oil Corp.	11,400	454,518
McMoRan Exploration Co. (NON) (S)	160,944	3,804,716
Occidental Petroleum Corp.	33,700	2,374,165
OGX Petroleo E Gas Participa (Brazil) (NON)	13	2,644
Patterson-UTI Energy, Inc. (S)	43,855	877,977
Penn Virginia Corp. (S)	39,100	2,089,504
PetroHawk Energy Corp. (NON)	137,000	2,963,310
Petroquest Energy, Inc. (NON) (S)	131,800	2,023,130
Range Resources Corp.	42,800	1,834,836
Rex Energy Corp. (NON) (S)	89,600	1,412,096
Sunoco, Inc.	14,400	512,352
Vaalco Energy, Inc. (NON) (S)	211,400	1,445,976
Valero Energy Corp.	26,300	796,890
Whiting Petroleum Corp. (NON) (S)	45,322	3,229,646
		45,439,870

Pharmaceuticals (6.6%)
Bristol-Myers Squibb Co.	30,400	633,840
Cephalon, Inc. (NON) (S)	42,800	3,316,572
Depomed, Inc. (NON)	366,400	1,337,360
Eli Lilly & Co.	16,000	704,480
Emergent Biosolutions, Inc. (NON)	109,819	1,437,531
Forest Laboratories, Inc. (NON)	9,600	271,488
Johnson & Johnson	52,800	3,657,984
King Pharmaceuticals, Inc. (NON)	159,700	1,529,926
Merck & Co., Inc.	44,200	1,394,952
Mylan Laboratories, Inc. (NON) (S)	54,800	625,816
Owens & Minor, Inc. (S)	103,300	5,010,050
Perrigo Co. (S)	81,700	3,142,182
Pfizer, Inc.	34,800	641,712
Schering-Plough Corp. (S)	45,300	836,691
Valeant Pharmaceuticals International (NON) (S)	175,200	3,586,344

Watson Pharmaceuticals, Inc. (NON) (S)	86,600	2,468,100
Wyeth	28,400	1,049,096
		31,644,124

Power Producers (0.2%)
AES Corp. (The) (NON) (S)	77,500	905,975
NRG Energy, Inc. (NON) (S)	10,900	269,775
		1,175,750

Publishing (0.6%)
Marvel Entertainment, Inc. (NON) (S)	79,900	2,727,786

Railroads (0.1%)
Norfolk Southern Corp.	6,200	410,502

Real Estate (0.6%)
CB Richard Ellis Group, Inc. Class A (NON)	40,401	540,161
HCP, Inc. (R)	52,400	2,102,812
Jones Lang LaSalle, Inc.	5,864	254,967
		2,897,940

Regional Bells (0.6%)
AT&T, Inc.	68,800	1,920,896
Verizon Communications, Inc.	24,900	799,041
		2,719,937

Restaurants (1.2%)
CEC Entertainment, Inc. (NON) (S)	65,100	2,161,320
CKE Restaurants, Inc.	187,400	1,986,440
McDonald's Corp. (S)	6,600	407,220
Yum! Brands, Inc.	29,300	955,473
		5,510,453

Retail (6.5%)
Abercrombie & Fitch Co. Class A (SEG)	5,600	220,920
Aeropostale, Inc. (NON) (S)	46,900	1,505,959
Amazon.com, Inc. (NON)	1,200	87,312
AnnTaylor Stores Corp. (NON) (S)	14,208	293,253
AutoZone, Inc. (NON)	25,700	3,169,838
Best Buy Co., Inc.	5,200	195,000
Big Lots, Inc. (NON) (S)	12,400	345,092
BJ's Wholesale Club, Inc. (NON) (S)	9,600	373,056
Buckle, Inc. (The) (S)	19,200	1,066,368
Cash America International, Inc.	48,600	1,751,544
CVS Caremark Corp.	34,100	1,147,806
Dollar Tree, Inc. (NON)	9,154	332,839
Dress Barn, Inc. (NON) (S)	184,000	2,813,360
GameStop Corp. (NON)	8,200	280,522
K-Swiss, Inc. Class A	93,900	1,633,860
Kroger Co.	31,800	873,864
Limited Brands, Inc.	162,400	2,812,768
Lowe's Cos., Inc.	18,700	443,003
NBTY, Inc. (NON)	70,200	2,072,304
Rent-A-Center, Inc. (NON)	120,200	2,678,056
Safeway, Inc.	25,400	602,488
TJX Cos., Inc. (The) (S)	85,600	2,612,512
Urban Outfitters, Inc. (NON) (S)	70,000	2,230,900
Wal-Mart Stores, Inc.	24,200	1,449,338
		30,991,962

Schools (1.5%)
Apollo Group, Inc. Class A (NON)	25,400	1,506,220
Career Education Corp. (NON)	161,200	2,635,620
DeVry, Inc.	27,900	1,382,166
ITT Educational Services, Inc. (NON)	18,100	1,464,471
		6,988,477

Semiconductor (0.3%)
Advanced Energy Industries, Inc. (NON) (S)	104,100	1,424,088

Shipping (0.5%)
DryShips, Inc. (Greece) (S)	40,300	1,430,247
Kirby Corp. (NON) (S)	10,100	383,194
Ryder System, Inc.	5,500	341,000
		2,154,441

Software (3.6%)
Activision Blizzard, Inc. (NON)	266,200	4,107,466
Adobe Systems, Inc. (NON)	44,900	1,772,203
Autodesk, Inc. (NON) (S)	3,800	127,490
Mantech International Corp. Class A (NON)	36,500	2,164,085
Microsoft Corp.	175,600	4,686,764
Sybase, Inc. (NON) (S)	62,600	1,916,812
Symantec Corp. (NON)	46,100	902,638
VMware, Inc. Class A (NON) (S)	5,100	135,864
Websense, Inc. (NON)	67,629	1,511,508
		17,324,830

Staffing (0.4%)
Hewitt Associates, Inc. Class A (NON)	56,500	2,058,860

Technology (0.7%)
Affiliated Computer Services, Inc. Class A (NON)	65,500	3,316,265

Technology Services (2.4%)
Accenture, Ltd. Class A (Bermuda)	13,100	497,800
Acxiom Corp.	123,400	1,547,436
Baidu.com ADR (China) (NON)	1,000	248,230
Convergys Corp. (NON)	74,600	1,102,588
eBay, Inc. (NON)	24,300	543,834
Global Payments, Inc.	32,800	1,471,408
Google, Inc. Class A (NON)	5,567	2,229,695
SAIC, Inc. (NON) (S)	136,900	2,769,487
Salesforce.com, Inc. (NON) (S)	8,800	425,920
Sohu.com, Inc. (China) (NON)	4,600	256,450
Yahoo!, Inc. (NON)	13,100	226,630
		11,319,478

Telecommunications (0.6%)
American Tower Corp. Class A (NON)	6,300	226,611
NII Holdings, Inc. (NON)	73,700	2,794,704
		3,021,315

Textiles (0.2%)
Coach, Inc. (NON)	34,600	866,384
NIKE, Inc. Class B	4,300	287,670
		1,154,054

Tobacco (0.2%)
Altria Group, Inc.	17,500	347,200
Philip Morris International, Inc.	9,000	432,900
		780,100

Toys (1.1%)
Hasbro, Inc.	75,800	2,631,776
Leapfrog Enterprises, Inc. (NON) (S)	254,000	2,682,240
		5,314,016

Total common stocks (cost $494,870,347)		$450,065,181

INVESTMENT COMPANIES (0.8%)(a)
	Shares	Value

iShares FTSE/Xinhua China 25 Index Fund	3,900	$134,433
Market Vectors Gold Miners ETF (Exchange-traded fund)	114,100	3,914,771

Total investment companies (cost $3,998,052)		$4,049,204

CONVERTIBLE PREFERRED STOCKS (--%)(a) (cost $311,442)
	Shares	Value

Totality Corp. Ser. D, $0.346 cum. cv. pfd. (acquired
7/27/00, cost $311,442) (Private)(RES)(NON)(F)	122,060	$12

SHORT-TERM INVESTMENTS (22.6%)(a)
	Principal
	amount/shares	Value

Federated Prime Obligations Fund	24,143,929	$24,143,929
Short-term investments held as collateral for loaned
securities with yields ranging from 0.50% to 3.01% and
due dates ranging from October 1, 2008 to
November 10, 2008 (d)	$83,585,734	83,496,432

Total short-term investments (cost $107,640,361)		$107,640,361

TOTAL INVESTMENTS

Total investments (cost $606,820,202) (b)		$561,754,758

FUTURES CONTRACTS OUTSTANDING at 9/30/08 (Unaudited)
	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

S&P 500 Index (Long)	17	$4,961,450	Dec-08	$(245,050)

NOTES

(a) Percentages indicated are based on net assets of $476,746,688.

(b) The aggregate identified cost on a tax basis is $606,989,757, resulting in gross unrealized appreciation and depreciation of $17,100,891 and $62,335,890, respectively, or net unrealized depreciation of $45,234,999.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at September 30, 2008 was $617,110 or 0.1% of net assets.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 2008.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2008, the value of securities loaned amounted to $80,978,667. The fund received cash collateral of $83,496,432 which is pooled with collateral of other Putnam funds into 52 issues of short-term investments.

The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $555,754 for the period ended September 30, 2008. During the period ended September 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $280,639,045 and $300,981,360, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008 the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at September 30, 2008.

At September 30, 2008, liquid assets totaling $4,961,450 have been designated as collateral for open futures contracts.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$477,641,216	$(245,050)

Level 2	$83,496,432	-

Level 3	$617,110	-

Total	$561,754,758	$(245,050)

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of September 30, 2008:

	Investment in Securities	Other Financial Instruments*

Balance as of December 31, 2007	$7,922	$-

Accrued discounts/premiums	$-	$-

Realized Gain / Loss	$8,260	$-
Change in net unrealized appreciation (depreciation)	$(7,910)	$-

Net Purchases / Sales	$608,838	$-

Net Transfers in and/or out of Level 3	$-	$-

Balance as of September 30, 2008	$617,110	$-

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/ (depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Discovery Growth Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: November 26, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: November 26, 2008